SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2015 RUB
Reclassification
Property and equipment, net	$ 286.2		RUB 14,195		RUB 20,860
Intangible assets, net	82.2		5,337		RUB 5,988
Depreciation of property and equipment	85.0	RUB 6,197	3,480	RUB 3,132
Amortization of intangible assets	$ 21.9	RUB 1,594	1,004	563
Reclassification of Technologies and licenses
Reclassification
Property and equipment, net			(2,912)
Intangible assets, net			2,912
Reclassification of depreciation and amortization of property and equipment to amortization of intangible assets
Reclassification
Depreciation of property and equipment			(762)	(452)
Amortization of intangible assets			RUB 762	RUB 452